Taxes - Additional Information (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 29,800,000			$ 29,800,000
Utilization per year(as percent)	80.00%
Deferred tax assets, valuation allowance	$ 6,500,000			$ 6,500,000
Deferred tax assets, valuation allowance (as percent)			100.00%	100.00%
Unrecognized Tax Benefits			$ 0	$ 0
Cayman Islands
Operating Loss Carryforwards [Line Items]
Applicable tax rate	0.00%	0.00%
Canada
Operating Loss Carryforwards [Line Items]
Taxable income	$ 0
Canada | Federal
Operating Loss Carryforwards [Line Items]
Applicable tax rate	15.00%	15.00%
Canada | ALBERTA
Operating Loss Carryforwards [Line Items]
Applicable tax rate	8.00%	8.00%
United States
Operating Loss Carryforwards [Line Items]
Taxable income	$ 0		$ 0
United States | Federal
Operating Loss Carryforwards [Line Items]
Applicable tax rate	21.00%	21.00%
United States | DELAWARE
Operating Loss Carryforwards [Line Items]
Applicable tax rate	8.70%	8.70%
Singapore
Operating Loss Carryforwards [Line Items]
Applicable tax rate	17.00%	17.00%
Taxable income	$ 0
Singapore | First Scenario | SGD
Operating Loss Carryforwards [Line Items]
Taxable income		$ 10,000
Exempted from taxable income (as percent)	75.00%	75.00%
Exempted from taxable income	$ 7,700
Singapore | Next scenario | SGD
Operating Loss Carryforwards [Line Items]
Taxable income		$ 190,000
Exempted from taxable income (as percent)	50.00%	50.00%
Exempted from taxable income	$ 147,000